Loans - Loans' Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 4,068,991	$ 3,812,329
Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	652,621	545,876
Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	33,094	21,523
Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	105,664	153,401
Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	513,863	370,952
Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	575,644	584,078
Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	496,975	535,835
Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	78,669	48,243
Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	180,690	187,675
Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	12,886	8,361
Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	20,224	19,295
Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	84,089	79,005
Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	63,491	81,014
Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,660,036	2,494,700
Pass
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,835,237	3,573,872
Pass | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	633,051	524,507
Pass | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	29,896	17,558
Pass | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	101,914	149,651
Pass | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	501,241	357,298
Pass | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	523,066	512,526
Pass | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	444,397	464,283
Pass | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	78,669	48,243
Pass | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	177,306	184,994
Pass | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	12,650	8,263
Pass | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	19,927	18,816
Pass | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	83,963	78,835
Pass | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	60,766	79,080
Pass | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,501,814	2,351,845
Special mention
Financing Receivable, Recorded Investment [Line Items]
Total loans	101,451	109,837
Special mention | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	6,802	8,433
Special mention | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,705	3,569
Special mention | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Special mention | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,097	4,864
Special mention | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	45,390	63,663
Special mention | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	45,390	63,663
Special mention | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Special mention | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,220	1,745
Special mention | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	232	94
Special mention | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	119	232
Special mention | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Special mention | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,869	1,419
Special mention | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	47,039	35,996
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total loans	83,612	84,769
Substandard | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,637	5,454
Substandard | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	491	395
Substandard | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	3,750
Substandard | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,146	1,309
Substandard | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,126	3,108
Substandard | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,126	3,108
Substandard | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Substandard | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	152	222
Substandard | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Substandard | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	16	21
Substandard | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	126	170
Substandard | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	10	31
Substandard | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	78,697	75,985
Non-accrual
Financing Receivable, Recorded Investment [Line Items]
Total loans	48,691	43,851
Non-accrual | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	11,131	7,482
Non-accrual | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	2	1
Non-accrual | Commercial loans | Governments
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,750	0
Non-accrual | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,379	7,481
Non-accrual | Commercial real estate loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,062	4,781
Non-accrual | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,062	4,781
Non-accrual | Commercial real estate loans | Construction
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Non-accrual | Consumer loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,012	714
Non-accrual | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment [Line Items]
Total loans	4	4
Non-accrual | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment [Line Items]
Total loans	162	226
Non-accrual | Consumer loans | Credit card
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Non-accrual | Consumer loans | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Total loans	846	484
Non-accrual | Residential mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 32,486	$ 30,874